Securitisations and Covered Bonds	12 Months Ended
Dec. 31, 2020
Disclosure of securitisations and covered bonds [abstract]
Securitisations and Covered Bonds
14. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes structured entities relating to credit protection vehicles.
The Santander UK group uses structured entities to securitise some of the mortgage and other loans to customers that it originates. The Santander UK group also issues covered bonds, which are guaranteed by, and secured against, a pool of the Santander UK group’s mortgage loans transferred to Abbey Covered Bonds LLP. The Santander UK group issues mortgage-backed securities, other asset-backed securities and covered bonds mainly in order to obtain diverse, low cost funding, but also to use as collateral for raising funds via third party bilateral secured funding transactions or for liquidity purposes in the future. The Santander UK group has successfully used bilateral secured transactions as an additional form of medium-term funding; this has allowed the Santander UK group to further diversify its medium-term funding investor base.
Loans and advances to customers include portfolios of residential mortgage loans, and receivables derived from credit agreements with retail customers for the purchases of financed vehicles, which are subject to non-recourse finance arrangements. These loans and receivables have been purchased by, or assigned to, structured entities or Abbey Covered Bonds LLP, and have been funded primarily through the issue of mortgage-backed securities, other asset-backed securities or covered bonds. No gain or loss has been recognised as a result of these sales. The structured entities and Abbey Covered Bonds LLP are consolidated as subsidiaries. The Company and its subsidiaries do not own directly, or indirectly, any of the share capital of any of the structured entities.
a) Securitisations
i) Master trust structures
The Santander UK group makes use of master trust structures, whereby a pool of residential mortgage loans is assigned to a trust company by the asset originator. A funding entity acquires a beneficial interest in the pool of assets held by the trust company with funds borrowed from qualifying structured entities, which at the same time issue asset-backed securities to third-party investors or the Santander UK group.
Santander UK plc and its subsidiaries receive payments from the securitisation companies in respect of fees for administering the loans, and payment of deferred consideration for the sale of the loans. Santander UK plc and its subsidiaries have no right or obligation to repurchase any securitised loan, except if certain representations and warranties given by Santander UK plc or its subsidiaries at the time of transfer are breached and, in certain cases, if there is a product switch or further advance, if a securitised loan is in arrears for over two months or if a securitised loan does not comply with regulatory requirements.
In April 2020, Santander UK plc followed FCA guidance on how they expect mortgage lenders and administrators to treat customers fairly during the Covid-19 pandemic and restructured all its securitisations to accommodate its obligations as servicer under the principles set out in the FCA Handbook and Mortgage Conduct of Business rules.
The granting of payment holidays to any securitised loans results in a corresponding decrease in revenue receipts available to the trust company to distribute to the funding entity on each distribution date. To mitigate the potential impact to the securitisations, the qualifying structured entities were amended to direct a cash payment to the funding entity in an amount equal to the funding entity's share of the aggregate amount of the interest that would have been due on any loans which are the subject of a payment holiday. To effect such cash payment, Santander UK plc’s share of revenue receipts is reduced by such amount and the funding entity's share of revenue receipts increased accordingly, making the impact neutral to the securitisation.
ii) Other securitisation structures
The Santander UK group issues notes through pass-through stand-alone vehicles for the securitisation of receivables derived from credit agreements with retail customers for the purchase of financed vehicles. Santander UK plc and its subsidiaries are under no obligation to support any losses that may be incurred by the master trust or other structures, securitisation companies or holders of the securities, and do not intend to provide such further support.
b) Covered bonds
Santander UK plc also issues covered bonds, which are its direct, unsecured and unconditional obligation. The covered bonds benefit from a guarantee from Abbey Covered Bonds LLP. Santander UK plc makes a term advance to Abbey Covered Bonds LLP equal to the sterling proceeds of each issue of covered bonds. Abbey Covered Bonds LLP uses the proceeds of the term advance to purchase portfolios of residential mortgage loans and their security from Santander UK plc. Under the terms of the guarantee, Abbey Covered Bonds LLP has agreed to pay an amount equal to the guaranteed amounts when the same shall become due for payment but which would otherwise be unpaid by Santander UK plc.
c) Analysis of securitisations and covered bonds
The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2020 and 2019 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	3,073	4,262	829	1,931	334	463
–Fosse	2,258	3,708	290	295	1,402	1,404
–Langton	2,782	3,076	—	—	2,355	2,354
	8,113	11,046	1,119	2,226	4,091	4,221
Other asset-backed securitisation structures:
–Motor	189	490	104	324	97	197
–Auto ABS UK Loans	1,460	1,532	1,107	1,229	361	368
	1,649	2,022	1,211	1,553	458	565
Total securitisation programmes	9,762	13,068	2,330	3,779	4,549	4,786
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	23,670	23,323	19,285	19,004	—	—
Total securitisation and covered bond programmes	33,432	36,391	21,615	22,783	4,549	4,786
Less: held by Santander UK group:
–Euro 35bn Global Covered Bond Programme			—	—
Total securitisation and covered bond programmes (See Note 26)			21,615	22,783

The following table sets out the internal and external issuances and redemptions in 2020 and 2019 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2020	2019	2020	2019	2020	2019	2020	2019
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	0.3	—	0.9	1.1
–Fosse	—	1.4	—	0.1	—	—	—	—
–Langton	—	—	—	—	—	—	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	0.1	0.2	0.2	0.4
–Auto ABS UK Loans	—	0.1	0.3	0.2	—	0.1	0.1	0.2
Covered bond programme	—	—	3.0	2.9	—	0.5	2.7	1.5
	—	1.5	3.3	3.2	0.4	0.8	3.9	3.2
Holmes Funding Ltd has a beneficial interest of £1.0bn (2019: £2.1bn) in the residential mortgage loans held by Holmes Trustees Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Holmes Trustees Ltd belongs to Santander UK plc.
Fosse Funding (No.1) Ltd has a beneficial interest of £1.7bn (2019: £1.7bn) in the residential mortgage loans held by Fosse Trustee (UK) Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Fosse Trustee (UK) Ltd belongs to Santander UK plc.
Langton Funding (No.1) Ltd has a beneficial interest of £2.4bn (2019: £2.4bn) in the residential mortgage loans held by Langton Mortgage Trustee (UK) Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Langton Mortgage Trustee (UK) Ltd belongs to Santander UK plc.
The Holmes securitisation companies have cash deposits of £186m (2019: £283m), which have been accumulated to finance the redemption of a number of securities issued by the Holmes securitisation companies. The share of Holmes Funding Ltd in the trust assets is therefore reduced by this amount.
Fosse Master Issuer plc has cash deposits of £nil (2019: £nil), which have been accumulated to finance the redemption of a number of securities issued by Fosse Master Issuer plc. Fosse Funding (No.1) Ltd’s beneficial interest in the assets held by Fosse Trustee (UK) Ltd is therefore reduced by this amount.